Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable
Accounts Payable

NOTE 8 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Creditors	$6,878	$9,635
Brokers	7,735	7,323
Professional and legal fees	3,279	805
Total accounts payable	$17,892	$17,763